Pre-payment facility (Details) - USD ($)	Mar. 30, 2017	Sep. 30, 2018	Jan. 29, 2018
Prepayment Facility [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount of debt			$ 15,000,000
Annual principal repayment due 2018		$ 4,000,000
Annual principal repayment due 2019		5,500,000
Annual principal repayment due 2020		$ 5,500,000
Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount of debt	$ 15,000,000
Term loan	4 years
Interest rate	5.00%